Provisions	12 Months Ended
Dec. 31, 2023
Textblock 1 [Abstract]
Provisions
14.
Provisions
(a)
Changes in provisions for the year ended December 31, 2022 are as follows:

(In millions of won)
	Litigation and claims		Warranties (*)	Others	Total
Balance at January 1, 2022	₩	—	257,126	9,247	266,373
Additions (reversal)		1,680	251,395	(816)	252,259
Usage		—	(259,153)	—	(259,153)
Balance at December 31, 2022	₩	1,680	249,368	8,431	259,479
Current	₩	1,680	163,211	8,431	173,322
Non-current	₩	—	86,157	—	86,157

(*) Product warranties on defective products are normally applicable for warranty periods from the date of customer’s purchase. The provision is calculated by using historical and anticipated rates of warranty claims, and costs per claim to satisfy the Group’s warranty obligation.

(b)
Changes in provisions for the year ended December 31, 2023 are as follows:

(In millions of won)
	Litigation and claims		Warranties (*)	Others	Total
Balance at January 1, 2023	₩	1,680	249,368	8,431	259,479
Additions (reversal)		126	101,846	(2,551)	99,421
Usage		—	(177,419)	—	(177,419)
Balance at December 31, 2023	₩	1,806	173,795	5,880	181,481
Current	₩	1,806	109,990	5,880	117,676
Non-current	₩	—	63,805	—	63,805

(*) Product warranties on defective products are normally applicable for warranty periods from the date of customer’s purchase. The provision is calculated by using historical and anticipated rates of warranty claims, and costs per claim to satisfy the Group’s warranty obligation.